SUBSEQUENT EVENTS (Details) - Subsequent Event - USD ($) $ / shares in Units, $ in Millions	1 Months Ended
	Mar. 27, 2019	Feb. 28, 2019	Jan. 31, 2019	Feb. 27, 2019
Subsequent events:
Dividend declared (in dollars per share)	$ 0.15
Golar Partners
Subsequent events:
Cash distribution per share (in dollars per share)				$ 0.40
Proceeds from dividends	$ 9.2
Golar Viking Converted to FSRU
Subsequent events:
Term of sale leaseback transaction			10 years
Gimi Conversion
Subsequent events:
Long-term purchase commitment, period		20 years
Long-term purchase commitment, amount		$ 1,300.0
Long-term line of credit				$ 700.0
Expected future revenues, net of operating costs		$ 215.0